Long-term debt	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Long-term debt
Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30, 2018	December 31, 2017
Senior Unsecured Revolving Credit Facilities (a)	—	2018-2023	N/A		$81,982	$51,827
Senior Unsecured Bank Credit Facilities (b)	—	2018-2019	N/A		602,500	134,988
Commercial Paper	—	2023	N/A		6,250	5,576
U.S. Dollar Borrowings
Senior Unsecured Notes	4.09%	2020-2047		$1,225,000	1,218,239	1,217,797
Senior Unsecured Utility Notes	5.99%	2020-2035		$222,000	240,929	246,560
Senior Secured Utility Bonds (c)	4.75%	2020-2044		$662,500	678,867	772,871
Canadian Dollar Borrowings
Senior Unsecured Notes (d)	4.61%	2018-2027	C$	785,669	594,105	623,223
Senior Secured Project Notes	10.26%	2020-2027	C$	32,469	24,617	26,709
					$3,447,489	$3,079,551
Less: current portion					(13,148)	(12,364)
					$3,434,341	$3,067,187

Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally have certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.

7.	Long-term debt (continued)
Short-term obligations of $570,021 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Recent financing activities:

(a)	Senior unsecured revolving credit facilities
On February 23, 2018, the Liberty Utilities Group increased commitments under the Liberty Credit Facility to $500,000 and extended the maturity to February 23, 2023. Concurrent with the amendment to the Liberty Credit Facility, the Liberty Utilities Group closed the Empire Credit Facility. The Liberty Credit Facility will now be used as a backstop for Empire's commercial paper program and as a source of liquidity for Empire.
On February 16, 2018, the Liberty Power Group increased availability under its revolving letter of credit facility to $200,000 and extended the maturity to January 31, 2021.
Subsequent to quarter end, the Liberty Power Group extended the maturity of its senior unsecured revolving bank credit facility from October 6, 2022 to October 6, 2023.

(b)	Senior unsecured bank credit facilities
On December 21, 2017, the Company entered into a $600,000 term credit facility with two Canadian banks maturing on December 21, 2018. On March 7, 2018, the Company drew $600,000 under this facility. As at June 30, 2018, the Company had repaid $132,500 of borrowings under this facility.
(c)    U.S. dollar senior secured utility bonds
On June 1, 2018, the Company repaid, upon its maturity, a $90,000 secured utility note.
(d)    Canadian dollar senior unsecured notes
Subsequent to quarter end, on July 25, 2018, the Company repaid, upon its maturity, a C$135,000 unsecured note.